PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 8,692,268	$ 8,809,881
Less: accumulated depreciation and amortization	(5,909,305)	(5,322,264)
Net book value	2,782,963	3,487,617
Depreciation and amortization	1,145,995	1,125,032	$ 858,408
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	5,293,386	5,252,399
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,055,271	1,152,743
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,863,963	1,863,956
Furniture and tools
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	29,684	81,467
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	80,266	87,680
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 369,698	$ 371,636